Business Combination and Acquisitions - Schedule of Preliminary Allocation of Purchase Price to Predecessor's Tangible and Intangible Assets Acquired and Liabilities Assumed Based on Fair Value (Details) - USD ($)
$ in Thousands
	May 31, 2021	Feb. 28, 2021	Feb. 04, 2021	Feb. 03, 2021	Feb. 29, 2020	Feb. 28, 2019
Business Combinations [Abstract]
Cash and cash equivalents			$ 180,115
Account receivable, net			124,168
Other current assets			23,623
Property and equipment, net			37,924
Intangible assets			830,000
Goodwill	$ 2,630,941	$ 2,628,646	2,628,964	$ 752,789	$ 752,756	$ 482,378
Non-current assets			4,930
Current liabilities			(159,463)
Notes payable and capital lease obligations			(511,762)
Warrant liability			(91,959)
Noncurrent liabilities			(402,986)
Noncontrolling interest			(390,888)
Total assets acquired and liabilities assumed			$ 2,272,666